Cash and Cash Equivalents - Schedule of Cash and Cash Equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Cash and Cash Equivalents, Net [Abstract]
Petty cash	$ 905	$ 273
Bank balances	982	425
Cash and cash equivalents	1,887	698
Bank overdraft		(1,013)
Cash and cash equivalents, net	$ 1,887	$ (315)	$ 278	$ 59